Share-based payments	12 Months Ended
Jun. 30, 2023
Share-based Payments
Share-based payments

30. Share-based payments

Performance Rights Plan

The Company has a performance-based compensation scheme which allows select employees, contractors and consultants the right to acquire ordinary shares in the Company upon the Company attaining certain milestones and performance targets (“Performance Right”). No amounts are paid or payable by the recipient on receipt of the Performance Right or the shares (if issued). The Performance Rights carry neither entitlement to dividends nor voting rights.

Performance Rights vesting conditions

Tranche	Vesting Conditions	Expiry Date
1	Total Group operating revenue greater than A$500,000 for 3 consecutive calendar months.	30 June 2024
2	Total Group operating revenue greater than A$1,000,000 for 3 consecutive calendar months.	30 June 2024
3	Total Group operating revenue greater than A$2,000,000 for 3 consecutive calendar months.	30 June 2024

As at 30 June 2023, none of the vesting conditions have been met.

Valuation and recognition

The liability for the performance rights is measured, initially and at the end of each reporting period until settled, at the full fair value of the performance rights, taking into account the probability of the Company attaining the performance hurdles, the probability that employees will remain eligible to retain the performance rights through continued service and the extent to which employees have rendered services to date.

The value of the Performance Rights within the Reserve at 30 June 2023 was $2,203,370 (2022: $1,054,776). The expense recognised for employee services received during the year was $460,603 (2022: $291,029).

Movements in Performance Rights during the year

	2023	2022
Tranche 1
Balance at beginning of year	82,686	10,890
Granted during the year	42,493	73,296
Forfeited during the year	(4,063)	(1,500)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	121,116	82,686

	2023	2022
Tranche 2
Balance at beginning of year	17,200	18,929
Granted during the year	5,900	4,271
Forfeited during the year	(6,301)	(6,000)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	16,799	17,200

	2023	2022
Tranche 3
Balance at beginning of year	28,680	27,381
Granted during the year	10,628	10,049
Forfeited during the year	(10,515)	(8,750)
Exercised during the year	-	-
Expired during the year	-	-
Balance at end of year	28,793	28,680

On 7 December 2022, our shareholders authorised at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (the “Reverse Share Split”). Issued and outstanding performance rights were split on the same basis. The number of performance rights following the split are reflected in the table above.